Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

NYSE Group

07068061

RECD S.E.C.
JUN 14 2007
1086

1- 09466

June 14, 2007

CERINYS

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Lehman Brothers Holdings Inc., Floating Mandatory Capital Advantaged Preferred Securities ("MCAPS"), and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on June 13, 2007. Tentative listing date – June 15, 2007.

Sincerely,

PROCESSED
JUN 19 2007
THOMSON
FINANCIAL

END